Document and Entity Information	Mar. 06, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 06, 2024
Entity Registrant Name	ALIMERA SCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34703
Entity Tax Indentification Number	20-0028718
Entity Address, Address Line 1	6310 Town Square
Entity Address, Address Line 2	Suite 400
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30005
City Area Code	678
Local Phone Number	990-5740
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre -commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ALIM
Security Exchange Name	NASDAQ
Emerging Growth Company	false
Entity Central Index Key	0001267602
Amendment Flag	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line 1	6120 Windward Parkway
Entity Address, Address Line 2	Suite 290
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30005